UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 09/30

Date of reporting period: 03/31/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

Semi-Annual Report March 31, 2004

Seligman
Pennsylvania Municipal Fund Series
Mid-Year Report March 31, 2004 Seeking Income Exempt From Regular Income Tax

Seligman 140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present the mid-year report for Seligman Pennsylvania Municipal Fund Series, covering the six months ended March 31, 2004. This report contains the Fund’s investment results and financial statements, including its portfolio of investments.

We appreciate your confidence in Seligman Pennsylvania Municipal Fund Series and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris Chairman

Brian T. Zino President

May 7, 2004

1

Performance Overview and Portfolio Summary (Unaudited)
Investment Results

Total Returns
For Periods Ended March 31, 2004

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A**

With Sales Charge	(2.60)%	(1.01)%	3.85%	5.45%	n/a

Without Sales Charge	2.22	3.89	4.87	5.96	n/a

Class C**

With Sales Charge and CDSC#	(0.15)	1.12	n/a	n/a	4.10%

Without Sales Charge and CDSC	1.84	3.12	n/a	n/a	4.32

Class D**

With 1% CDSC	0.84	2.12	n/a	n/a	n/a

Without CDSC	1.84	3.12	4.07	5.10	n/a

Lehman Brothers Muncipal Bond Index***	3.12	5.86	6.00	6.81	6.27	‡

Net Asset Value Per Share					Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2004

	3/31/04	9/30/03	3/31/03		Dividend†	Capital Gain†	Yield††

Class A	$8.13	$8.09	$8.09		$0.133	$0.006	1.66%

Class C	8.11	8.07	8.07		0.102	0.006	0.99

Class D	8.11	8.07	8.07		0.102	0.006	1.00

Holdings By Market Sectorø					Moody’s/S&P Ratingsø

Revenue Bonds			75%		Aaa/AAA	87%

General Obligation Bondsøø			25		A/A	13

Weighted Average Maturity			18.5	years

-------------------
See footnotes on page 3.

2

Performance Overview and Portfolio Summary (Unaudited)

-------------------
*	Returns for periods of less than one year are not annualized.
**
Return figures reflect any change in price and assume all distributions within the period are reinvested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. A portion of the Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results.

***
The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	The CDSC is 1% for periods of 18 months or less.
‡	From 5/28/99.
†	Represents per share amount paid or declared for the six months ended March 31, 2004.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2004, has been computed in accordance with SEC regulations and will vary.
ø	Percentages based on current market values of long-term holdings at March 31, 2004.
øø	Includes pre-refunded and escrowed-to-maturity securities.

3

Portfolio of Investments (Unaudited)
March 31, 2004

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aaa/AAA	$1,173,660

1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	Aaa/AAA	1,195,410

1,100,000	Butler County, PA GOs 5-1/4% due 7/15/2023ø	Aaa/AAA	1,263,702

1,000,000	Delaware County, PA Industrial Development Authority Rev., (Philadelphia Suburban Water Company), 6.35% due 8/15/2025*	Aaa/AAA	1,075,710

1,000,000	Delaware River Port Authority Rev. (Pennsylvania and New Jersey Port District Project), 5-5/8% due 1/1/2026	Aaa/AAA	1,106,220

1,000,000	Delaware Valley, PA Regional Finance Authority (Local Government Rev.), 7-3/4% due 7/1/2027	Aaa/AAA	1,424,840

1,000,000	Lehigh County, PA Industrial Development Authority Pollution Control Rev. (Pennsylvania Power & Light Company Project), 6.15% due 8/1/2029	Aaa/AAA	1,076,430

1,000,000	Northampton County, PA General Purpose Authority Rev., 5-1/4% due 10/1/2030	Aaa/AAA	1,060,470

1,000,000	Pennsylvania Economic Development Financing Authority Rev., (The Procter & Gamble Paper Products Company Project), 5-3/8% due 3/1/2031*	Aa3/AA-	1,079,670

1,000,000	Pennsylvania Higher Educational Facilities Authority College & University Rev. (University of Pennsylvania), 5.90% due 9/1/2014	Aa3/AA	1,060,850

1,350,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5-3/4% due 5/1/2022	Aaa/AAA	1,492,884

750,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	Aaa/AAA	784,432

1,000,000	Pennsylvania State GOs, 5% due 10/1/2010	Aaa/AAA	1,132,260

1,000,000	Pennsylvania State Turnpike Commission Rev., 5% due 7/15/2041	Aaa/AAA	1,033,710

1,000,000	Pennsylvania Turnpike Commission Oil Franchise Tax Rev., 5-1/4% due 12/1/2016	Aaa/AAA	1,120,640

450,000	Philadelphia, PA Redevelopment Authority (Home Mortgage Rev.), 9% due 6/1/2017†	NR/AA	665,546

1,300,000	Philadelphia, PA Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	1,383,889

1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5-1/2% due 9/1/2018	Aaa/AAA	1,100,940

1,000,000	Philadelphia, PA Water and Wastewater Rev., 5% due 11/1/2031	Aaa/AAA	1,038,120

Total Municipal Bonds (Cost $19,231,784) — 89.8%			21,269,383

-------------------
See footnotes on page 5.

4

Portfolio of Investments (Unaudited)

Face Amount	Variable Rate Demand Notes	Ratings Moody’s/S&P	Value

$200,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	$200,000

495,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	495,000

1,000,000	Philadelphia, PA Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project) due 6/1/2025	VMIG 1/NR	1,000,000

500,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Projects) due 7/1/2028	NR/A-1	500,000

Total Variable Rate Demand Notes (Cost $2,195,000) — 9.3%			2,195,000

Total Investments (Cost $21,426,784) — 99.1%			23,464,383

Other Assets Less Liabilities — 0.9%			224,002

Net Assets — 100.0%			$23,688,385

-------------------
†	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

5

Statement of Assets and Liabilities (Unaudited)
March 31, 2004

Assets:

Investments, at value:

Long-term holdings (cost $19,231,784)	$21,269,383

Short-term holdings (cost $2,195,000)	2,195,000

Total investments (cost $21,426,784)	23,464,383

Cash	33,016

Interest receivable	313,563

Expenses prepaid to shareholder service agent	4,953

Other	6,049

Total Assets	23,821,964

Liabilities:

Payable for Shares of Beneficial Interest repurchased	44,821

Dividends payable	29,036

Management fee payable	10,116

Distribution and service fees payable	6,138

Accrued expenses and other	43,468

Total Liabilities	133,579

Net Assets	$23,688,385

Composition of Net Assets:

Shares of Beneficial Interest, at par ($0.001 par value; unlimited shares authorized; 2,914,370 shares outstanding):

Class A	$ 2,707

Class C	134

Class D	74

Additional paid-in capital	21,546,999

Undistributed net investment income	68,813

Accumulated net realized gain	32,059

Net unrealized appreciation of investments	2,037,599

Net Assets	$23,688,385

Net Asset Value per Share:

Class A ($22,006,543 ÷ 2,706,987 shares)	$8.13

Class C ($1,085,474 ÷ 133,851 shares)	$8.11

Class D ($596,368 ÷ 73,532 shares)	$8.11

-------------------
See Notes to Financial Statements.

6

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2004

Investment Income:

Interest	$553,219

Expenses:

Management fee	60,005

Distribution and service fees	36,288

Shareholder account services	24,236

Auditing and legal fees	21,381

Registration	6,850

Trustees’ fees and expenses	5,897

Shareholder reports and communications	4,548

Custody and related services	4,364

Miscellaneous	1,611

Total Expenses	165,180

Net Investment Income	388,039

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments	32,000

Net change in unrealized appreciation of investments	94,084

Net Gain on Investments	126,084

Increase in Net Assets from Operations	$514,123

-------------------
See Notes to Financial Statements.

7

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$ 388,039	$817,004

Net realized gain on investments	32,000	16,682

Net change in unrealized appreciation of investments	94,084	(266,853)

Increase in Net Assets from Operations	514,123	566,833

Distributions to Shareholders:

Net investment income:

Class A	(363,616)	(759,382)

Class C	(13,859)	(27,419)

Class D	(7,882)	(17,353)

Total	(385,357)	(804,154)

Net realized short-term gain on investments:*

Class A	—	(14,254)

Class C	—	(631)

Class D	—	(419)

Total	—	(15,304)

Net realized long-term gain on investments:

Class A	(16,729)	(236,622)

Class C	(805)	(10,470)

Class D	(472)	(6,956)

Total	(18,006)	(254,048)

Decrease in Net Assets from Distributions	(403,363)	(1,073,506)

(Continued on page 9.)

-------------------
See footnotes on page 9.

8

Statements of Changes in Net Assets
(Unaudited) (Continued)
	Shares

	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares:

Class A	33,728	116,666	$ 271,795	$ 939,336

Class C	3,570	28,732	28,665	231,085

Class D	2,500	1,493	20,000	12,234

Shares issued in payment of dividends:

Class A	28,355	55,641	229,875	448,678

Class C	615	900	4,972	7,247

Class D	231	642	1,867	5,167

Exchanged from associated funds:

Class A	36,008	53,885	289,901	437,190

Class C	—	11,139	—	91,113

Class D	101	3,120	816	24,888

Shares issued in payment of gain distributions:

Class A	1,519	18,032	12,255	143,894

Class C	50	689	404	5,483

Class D	35	511	286	4,062

Total	106,712	291,450	860,836	2,350,377

Cost of shares repurchased:

Class A	(142,345)	(316,257)	(1,152,399)	(2,547,235)

Class C	(10,754)	(25,956)	(86,328)	(209,277)

Class D	(6,610)	(11,882)	(53,710)	(95,576)

Exchanged into associated funds:

Class A	(12,622)	(10,974)	(102,259)	(88,436)

Class C	—	—	—	—

Class D	—	(365)	—	(2,942)

Total	(172,331)	(365,434)	(1,394,696)	(2,943,466)

Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(65,619)	(73,984)	(533,860)	(593,089)

Decrease in Net Assets			(423,100)	(1,099,762)

Net Assets:

Beginning of period			24,111,485	25,211,247

End of Period (including undistributed net investment income of $68,813 and $68,781, respectively)			$23,688,385	$24,111,485

-------------------
* For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.

9

Notes to Financial Statements (Unaudited)

1.
Multiple Classes of Shares — Seligman Pennsylvania Municipal Fund Series (the "Fund") offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.
Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures adopted by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2004, the interest rates paid on these notes ranged from 1.00% to 1.02%.

d.
Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2004, distribution and service fees were the only class-specific expenses

10

Notes to Financial Statements (Unaudited)

e.
Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

3.
Purchases and Sales of Securities — Purchases and sales of portfolio securities excluding short-term investments, for the six months ended March 31, 2004 amounted to $1,109,790 and $1,940,000, respectively.

At March 31, 2004, the cost of investments for federal income tax purposes was $21,356,784. The tax basis cost was less than the cost for financial reporting purposes due to amortization of market discount for financial reporting purposes of $70,000. The tax basis gross unrealized appreciation and depreciation of investments amounted to $2,107,599 and $0, respectively.

4.
Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees of the Manager and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $1,380 for sales of Class A shares. Commissions of $9,807 and $285 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund monthly pursuant to the Plan. For the six months ended March 31, 2004, fees incurred aggregated $27,642, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2004, fees incurred under the Plan amounted to $5,510 and $3,136, for Class C and Class D shares, respectively, which is equivalent to 1% per annum of the average daily net assets of each class.

11

Notes to Financial Statements (Unaudited)

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended March 31, 2004, such charges amounted to $0.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2004, Seligman Services, Inc. received commissions of $660 from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $1,892 pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $24,236 for shareholder account services in accordance with a methodology approved by the Fund’s trustees.

Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of March 31, 2004, the Fund’s potential obligation under the Guaranties is $10,200. As of March 31, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses and the accumulated balance at March 31, 2004, of $17,509 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.
Committed Line of Credit — The Fund is a participant in a joint $445 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. The Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2004, the Fund did not borrow from the credit facility.

12

Notes to Financial Statements (Unaudited)

6.
Other Matters — The Manager conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies ("Seligman Funds"). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the "SEC"), the NASD and the Attorney General of the State of New York also are reviewing these matters.

In connection with the Manager’s internal review, the Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the arrangements that permitted frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Seligman Pennsylvania Municipal Fund Series was not affected by either of the circumstances described above and, accordingly, will not receive any payments from the Manager.

13

Financial Highlights (Unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

CLASS A

		Year Ended September 30,
	Six Months Ended 3/31/04	2003	2002ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$8.09	$8.26	$7.92	$7.49	$7.49	$8.24

Income from Investment Operations:

Net investment income	0.13	0.27	0.33	0.33	0.34	0.34

Net realized and unrealized gain (loss) on investments	0.05	(0.08)	0.34	0.43	0.05	(0.60)

Total from Investment Operations	0.18	0.19	0.67	0.76	0.39	(0.26)

Less Distributions:

Dividends from net investment income	(0.13)	(0.27)	(0.32)	(0.33)	(0.34)	(0.34)

Distributions from net realized capital gain	(0.01)	(0.09)	(0.01)	—	(0.05)	(0.15)

Total Distributions	(0.14)	(0.36)	(0.33)	(0.33)	(0.39)	(0.49)

Net Asset Value, End of Period	$8.13	$8.09	$8.26	$7.92	$7.49	$7.49

Total Return:	2.22%	2.37%	8.75%	10.27%	5.33%	(3.38)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$22,007	$22,354	$23,493	$24,047	$23,014	$25,142

Ratio of expenses to average net assets	1.32%†	1.30%	1.25%	1.32%	1.28%	1.21%

Ratio of net investment income to average net assets	3.29%†	3.38%	4.11%	4.20%	4.56%	4.25%

Portfolio turnover rate	5.19%	8.30%	16.73%	5.43%	12.11%	7.80%

-------------------
See footnotes on page 16.

14

Financial Highlights (Unaudited)

CLASS C

		Year Ended September 30,
	Six Months Ended 3/31/04	2003	2002ø	2001	2000	5/27/99* to 9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.07	$8.24	$7.91	$7.48	$7.49	$7.88

Income from Investment Operations:

Net investment income	0.10	0.21	0.27	0.27	0.28	0.10

Net realized and unrealized gain (loss) on investments	0.05	(0.08)	0.33	0.43	0.04	(0.39)

Total from Investment Operations	0.15	0.13	0.60	0.70	0.32	(0.29)

Less Distributions:

Dividends from net investment income	(0.10)	(0.21)	(0.26)	(0.27)	(0.28)	(0.10)

Distributions from net realized capital gain	(0.01)	(0.09)	(0.01)	—	(0.05)	—

Total Distributions	(0.11)	(0.30)	(0.27)	(0.27)	(0.33)	(0.10)

Net Asset Value, End of Period	$8.11	$8.07	$8.24	$7.91	$7.48	$7.49

Total Return:	1.84%	1.60%	7.79%	9.48%	4.42%	(3.84)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,085	$1,133	$1,029	$628	$202	$143

Ratio of expenses to average net assets	2.07%†	2.05%	2.00%	2.07%	2.03%	1.93%†

Ratio of net investment income to average net assets	2.54%†	2.63%	3.36%	3.45%	3.81%	3.69% %†

Portfolio turnover rate	5.19%	8.30%	16.73%	5.43%	12.11%	7.80%††

-------------------
See footnotes on page 16.

15

Financial Highlights (Unaudited)

CLASS D

		Year Ended September 30,
	Six Months Ended 3/31/04	2003	2002ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$8.07	$8.24	$7.91	$7.48	$7.49	$8.23

Income from Investment Operations:

Net investment income	0.10	0.21	0.27	0.27	0.28	0.28

Net realized and unrealized gain (loss) on investments	0.05	(0.08)	0.33	0.43	0.04	(0.59)

Total from Investment Operations	0.15	0.13	0.60	0.70	0.32	(0.31)

Less Distributions:

Dividends from net investment income	(0.10)	(0.21)	(0.26)	(0.27)	(0.28)	(0.28)

Distributions from net realized capital gain	(0.01)	(0.09)	(0.01)	—	(0.05)	(0.15)

Total Distributions	(0.11)	(0.30)	(0.27)	(0.27)	(0.33)	(0.43)

Net Asset Value, End of Period	$8.11	$8.07	$8.24	$7.91	$7.48	$7.49

Total Return:	1.84%	1.60%	7.79%	9.48%	4.42%	(3.99)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$596	$624	$690	$596	$600	$856

Ratio of expenses to average net assets	2.07%†	2.05%	2.00%	2.07%	2.03%	1.96%

Ratio of net investment income to average net assets	2.54%†	2.63%	3.36%	3.45%	3.81%	3.50%

Portfolio turnover rate	5.19%	8.30%	16.73%	5.43%	12.11%	7.80%

----------
*	Commencement of offering of Class C shares.
†	Annualized.
††	For the year ended September 30, 1999.
ø
As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on portfolio securities for financial reporting purposes. The effect of this change for the year ended September 30, 2002 was to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for each share class and to increase the ratio of net investment income to average net assets of each share class by 0.06%. The per share data and ratios for periods prior to October 1, 2002, have not been restated.

See Notes to Financial Statements.

16

Trustees

Robert B. Catell 2, 3	William C. Morris

• Chairman, Chief Executive Officer and Director, KeySpan Corporation	• Chairman, J. & W. Seligman & Co. Incorporated • Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3	Leroy C. Richie 1, 3

• Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	• Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. • Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3	Robert L. Shafer 2, 3

• President Emerita, Sarah Lawrence College • Director, Jeannette K. Watson Summer Fellowship • Trustee, Committee for Economic Development	• Retired Vice President, Pfizer Inc.

Frank A. McPherson 2, 3	James N. Whitson 1, 3

• Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation • Director, ConocoPhillips • Director, Integris Health	• Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. • Director, CommScope, Inc.

John E. Merow 1, 3	Brian T. Zino

• Retired Chairman and Senior Partner, Sullivan & Cromwell LLP • Director, Commonwealth Industries, Inc. • Trustee, New York-Presbyterian Hospital	• Director and President, J. & W. Seligman & Co. Incorporated • Chairman, Seligman Data Corp. • Chairman, ICI Mutual Insurance Company • Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1, 3

• Trustee, The Geraldine R. Dodge Foundation	Member: 1 Audit Committee 2 Director Nominating Committee 3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Eileen A. Comerford	Frank J. Nasta

Vice President	Secretary

Thomas G. Moles

Vice President

17

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone
Access Service

This report is intended only for the information of sharehold-
ers or those who have received the offering prospectus cover-
ing shares of Beneficial Interest of Seligman Pennsylvania
Municipal Fund Series, which contains information about the
sales charges, management fee, and other costs. Please read
the prospectus carefully before investing or sending money.

TEDPA3 3/04

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:	/s/ BRIAN T. ZINO Brian T. Zino ______________________________
Title:	President and Chief Executive Officer
Date:	June 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO Brian T. Zino ______________________________
Title:	President and Chief Executive Officer
Date:	June 3, 2004

By:	/s/ LAWRENCE P. VOGEL Lawrence P. Vogel ______________________________
Title:	Vice President, Treasurer and Chief Financial Officer
Date:	June 3, 2004

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.